OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Definite-Lived Other Intangible Assets
a.	Definite-lived other intangible assets:

	December 31,
	2013	2012
Original amounts:
Core technology	$304,230	$290,217
Customer relationships and distribution network	197,258	193,868
Capitalized software development costs	10,171	12,518
Trademarks	14,644	14,487
Covenant not to compete	10,296	10,582

	536,599	521,672
Accumulated amortization:
Core technology	192,266	152,331
Customer relationships and distribution network	144,818	114,384
Capitalized software development costs	7,745	10,016
Trademarks	13,074	11,111
Covenant not to compete	8,571	5,084

	366,474	292,926

Other intangible assets, net	$170,125	$228,746

Schedule of Estimated Amortization Expense
c.	Estimated amortization expense (excluding amortization of capitalized software development costs):

For the year ended December 31,

2014	$53,673
2015	43,175
2016	32,997
2017	26,486
2018 and thereafter	11,368

$167,699